Note 8 - Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	December 31
	2023	2022
Pasithea Clinics Inc.	$-	$450
R.I. Mind Group Ltd	$-	$459
	$-	$909